ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
ARGENTINA 0.4%
Common Stocks 0.4%
Tenaris, ADR (USD) (1)	596,600	28,738
Total Argentina (Cost $22,020)		28,738
AUSTRALIA 4.0%
Common Stocks 4.0%
AMP	4,194,511	36,079
Boart Longyear (2)	17,779,094	35,281
Brambles (2)	4,389,042	41,429
Macquarie Infrastructure, Equity Units	16,955,322	47,528
QBE Insurance	1,413,000	36,203
Rio Tinto	848,012	67,047
Total Australia (Cost $205,284)		263,567
AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse (1)	1,061,605	80,153
Total Austria (Cost $55,609)		80,153
BELGIUM 1.6%
Common Stocks 1.6%
InBev (1)	907,263	72,842
UCB (1)	594,569	33,440
Total Belgium (Cost $78,314)		106,282
BRAZIL 3.4%
Common Stocks 2.7%
Companhia Vale Do Rio Doce, ADR (USD) (1)	1,439,900	60,951
Gol Linhas Aereas Intel, ADR (USD) (1)	1,127,900	28,107
Petroleo Brasileiro, ADR (USD) (1)	1,598,862	89,297
		178,355
Preferred Stocks 0.7%
Banco Itau Holdings Financiera	1,019,600	47,148
		47,148
Total Brazil (Cost $95,719)		225,503
CHINA 2.2%
Common Stocks 2.2%
China Citic Bank (HKD) (1)(2)	58,419,000	44,692
China Petroleum and Chemical (HKD) (1)	28,350,000	29,704
Gome Electrical Appliances (HKD) (1)	17,373,000	28,063
Shimao Property (HKD) (1)	17,523,500	46,230
Total China (Cost $133,273)		148,689
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Series B	817,694	86,278
Total Denmark (Cost $31,465)		86,278
EGYPT 0.3%
Common Stocks 0.3%
MobiNil-Egyptian	47,023	1,536
Orascom Telecom	1,283,550	17,289
Total Egypt (Cost $15,889)		18,825
FINLAND 1.8%
Common Stocks 1.8%
Fortum (1)	1,718,800	55,498
Nokia (1)	2,179,178	62,470
Total Finland (Cost $55,912)		117,968

FRANCE 9.7%
Common Stocks 9.7%
Accor	899,631	78,082
AXA (1)	2,126,880	82,931
Pernod-Ricard (1)	380,784	79,975
PPR (1)	332,079	58,395
Schneider Electric (1)	692,738	92,987
Societe Generale (1)	463,486	79,536
Suez (1)	1,656,500	87,013
Total (1)	1,100,304	87,215
Total France (Cost $433,880)		646,134

GERMANY 6.7%
Common Stocks 6.7%
Allianz SE (1)	374,700	79,024
Bayer AG (1)	617,900	43,666
E.ON AG	580,296	91,738
Fresenius Medical Care (1)	1,453,875	68,490
HOCHTIEF	385,500	38,911
Hypo Real Estate Holding (1)	895,333	54,806
Linde (1)	350,388	41,294
Siemens	238,376	30,018
Total Germany (Cost $423,740)		447,947

GREECE 2.6%
Common Stocks 2.6%
Cosmote Mobile Communication	759,722	22,771
Greek Postal Savings Bank	1,314,200	29,245
Hellenic Telecommunications	2,511,930	76,389
National Bank of Greece	780,820	46,197
Total Greece (Cost $147,951)		174,602

HONG KONG 1.5%
Common Stocks 1.5%
Foxconn (1)(2)	18,541,000	53,297
Kingboard Chemicals Holdings	2,983,500	16,446
Shangri-La Asia (1)	12,452,000	29,419
Total Hong Kong (Cost $97,415)		99,162

INDIA 2.6%
Common Stocks 2.6%
BF Utilities (2)	464,095	28,780
Bharti Airtel (2)	3,657,485	81,287
Infosys Technologies	572,517	27,926
Suzlon Energy	1,110,936	34,960
Total India (Cost $115,828)		172,953

IRELAND 0.7%
Common Stocks 0.7%
CRH	992,812	44,241
Total Ireland (Cost $30,990)		44,241

ITALY 7.7%
Common Stocks 7.7%
AEM S.p.A. (1)	19,485,926	64,513
Assicurazioni Generali	848,614	33,317
Banco Popolare S.p.A. (1)(2)	2,933,300	72,597
Eni S.p.A. (1)	2,069,789	72,494
Intesa Sanpaolo	6,062,890	45,719
Intesa Sanpaolo rnc (1)	10,513,656	74,569
Lottomatica (1)	1,365,200	50,587
Saipem (1)	2,695,220	96,736
Total Italy (Cost $394,879)		510,532

JAPAN 16.9%
Common Stocks 16.9%
Chugai Pharmaceutical (1)	1,630,600	28,122
Credit Saison (1)	1,032,100	25,121
Fanuc	421,500	45,514
Honda	925,200	33,252
HOYA	1,115,500	35,310
Ibiden	1,006,400	73,246
Japan Tobacco	6,935	35,279
Keyence (1)	216,001	46,202
Marui (1)	538,700	6,048
Mitsubishi Corporation	1,816,200	53,345
Mitsubishi Estate	1,849,000	46,717
Mitsui Fudosan	3,479,000	90,566
Nidec (1)	543,400	35,875
Nippon Electric Glass (1)	2,188,000	34,066
ORIX	234,980	56,335
Otsuka (1)	440,800	41,367
Secom (1)	696,000	30,465
Shin-Etsu Chemical	688,700	50,696
SMC	331,600	43,837
Sony	1,149,000	60,439
Sumitomo Mitsui Financial	9,075	81,921
Sumitomo Trust and Banking Company	4,648,000	39,195
T&D Holdings	550,150	35,790
Toyota Motor	1,602,300	96,395
Total Japan (Cost $805,267)		1,125,103
KAZAKHSTAN 0.4%
Common Stocks 0.4%
Halyk Savings Bank, GDR, Regulation S Shares (USD)	1,310,000	27,975
Total Kazakhstan (Cost $26,270)		27,975
MEXICO 3.1%
Common Stocks 3.1%
America Movil, ADR (USD)	1,593,300	95,407
Grupo Financiero Banorte S.A.B. de C.V.	13,109,300	58,457
Grupo Televisa, ADR (USD) (1)	876,500	22,131
Walmart de Mexico	8,854,200	32,315
Total Mexico (Cost $57,775)		208,310
NETHERLANDS 2.2%
Common Stocks 2.2%
ABN AMRO (1)	1,396,560	67,145
Koninklijke Numico (1)	1,089,298	79,208
Total Netherlands (Cost $83,019)		146,353
NORWAY 1.1%
Common Stocks 1.1%
Telenor ASA (1)	3,819,600	69,965
Total Norway (Cost $51,272)		69,965
RUSSIA 1.0%
Common Stocks 1.0%
Gazprom, ADR (USD)	665,800	28,685
PIK Group, GDR, Regulation S Shares (USD) (2)	1,375,900	38,635
Total Russia (Cost $61,762)		67,320
SINGAPORE 1.1%
Common Stocks 1.1%
Sembcorp Marine	11,947,200	44,248
Starhub	17,041,750	30,855
Total Singapore (Cost $53,900)		75,103
SOUTH AFRICA 1.0%
Common Stocks 1.0%
Naspers, N Shares	1,611,153	40,155
Standard Bank Group	1,853,500	26,566
Total South Africa (Cost $49,288)		66,721
SPAIN 6.0%
Common Stocks 6.0%
Acciona (1)	299,112	78,232
ACS Group (1)	1,102,200	66,406
Banco Bilbao Vizcaya Argenta (1)	3,643,270	89,215
Cintra Concesiones de Infrae (1)	1,542,452	23,449
Enagas (1)	2,322,100	55,679
Telefonica SA	3,665,036	85,751
Total Spain (Cost $314,185)		398,732
SWEDEN 1.4%
Common Stocks 1.4%
Atlas Copco, A Shares (1)	5,262,500	90,719
Total Sweden (Cost $71,615)		90,719
SWITZERLAND 5.1%
Common Stocks 5.1%
Credit Suisse Group	845,550	55,178
Nobel Biocare	189,800	57,133
Novartis, Regulation D Shares	1,553,496	83,898
The Swatch Group, Series B	200,506	60,271
UBS	1,467,507	81,391
Total Switzerland (Cost $241,629)		337,871

TAIWAN 1.8%
Common Stocks 1.8%
Cathay Financial	12,371,000	32,131
Hon Hai Precision	4,700,400	38,763
MediaTek	2,639,700	47,342
Total Taiwan (Cost $72,395)		118,236

UNITED KINGDOM 7.6%
Common Stocks 7.6%
BP	3,243,960	37,757
Capita Group	4,838,332	70,658
First Choice Holidays	11,738,600	72,456
Friends Provident	9,218,337	34,582
Invesco	3,867,977	48,769
Johnson Matthey	2,022,105	69,156
Reckitt Benckiser	1,581,640	84,894
Standard Chartered	2,681,200	88,015
Total United Kingdom (Cost $379,814)		506,287
UNITED STATES 0.8%
Common Stocks 0.8%
Liberty Global (2)	1,315,800	55,172
Total United States (Cost $55,104)		55,172
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	194,955,032	194,955
Total Short-Term Investments (Cost $194,955)		194,955
SECURITIES LENDING COLLATERAL 21.7%
Money Market Pooled Account 21.7%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (3)	1,443,725,950	1,443,726
Total Securities Lending Collateral (Cost $1,443,726)		1,443,726
Total Investments in Securities
121.8% of Net Assets (Cost $6,300,144)		$8,104,122

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $1,378,195. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $1,378,195,000; aggregate collateral consisted of $1,443,726,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $6,300,144,000. Net unrealized gain aggregated $1,803,991,000 at period-end, of which $1,892,152,000 related to appreciated investments and $88,161,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $6,214,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $194,955,000 and $232,075,000, respectively.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 4.7%
Common Stocks 4.7%
Austar Communications (1)	17,500,000	24,429
Boart Longyear (2)	11,035,881	21,900
Challenger Financial Services	3,405,419	16,079
Downer EDI	2,236,300	13,353
Equigold (3)	9,511,300	19,581
Herald Resources (2)	7,000,000	9,201
Sigma Pharmaceuticals	10,000,000	15,848
Worley Group	589,499	17,005
Total Australia (Cost $80,800)		137,396

BELGIUM 0.9%
Common Stocks 0.9%
UCB (1)	400,000	22,497
UCB SA	87,350	4,951
Total Belgium (Cost $24,086)		27,448

BRAZIL 0.6%
Common Stocks 0.6%
Obrascon Huarte Lain Brasil	500,000	9,361
Tam, ADR (USD) (1)	300,000	8,130
Total Brazil (Cost $17,719)		17,491

CHINA 4.9%
Common Stocks 4.9%
Beijing Capital International Airport (HKD) (1)	8,206,000	13,587
China High Speed Transmission (HKD) (2)	1,000,000	1,904
China Medical Tech, ADR (USD) (1)	360,500	11,796
Dalian Port PDA (HKD)	22,996,000	17,405
Kingdee International Software (HKD)	870,000	872
KWG Property (HKD) (1)(2)	12,584,500	17,430
Pacific Textiles (HKD) (2)	13,626,000	8,210
Ports Design (HKD) (1)	397,500	948
Shougang Concord (HKD)	31,944,000	10,390
Sina (USD) (1)(2)	285,200	12,269
Tencent Holdings (HKD) (1)	3,677,000	16,817
Travelsky Technology, Class H (HKD) (1)	15,802,000	14,867
Xinao Gas Holdings (HKD)	3,356,000	4,704
Yucheng Technologies (USD) (2)	599,900	4,679
Zhejiang Glass (HKD) (2)	8,995,000	7,816
Total China (Cost $113,258)		143,694

DENMARK 0.4%
Common Stocks 0.4%
AMBU A/S, B Shares	300,000	5,298
DLH A/S	305,000	6,437
Total Denmark (Cost $12,165)		11,735

FINLAND 0.7%
Common Stocks 0.7%
Capman (1)	2,281,000	12,317
Rapala (1)	1,039,118	8,513
Total Finland (Cost $10,585)		20,830

FRANCE 5.2%
Common Stocks 5.2%
Biomerieux (1)	250,000	22,858
CIE Generale de Geophysique Veritas (1)(2)	80,000	20,313
Delachaux (1)	150,000	13,163
EDF Energies Nouvelles (1)	168,700	11,091
Eurofins Scientific (1)	140,420	13,377
Gl Trade	125,000	6,580
ILOG (2)	400,000	5,060
Lectra (1)	250,000	2,104
Neopost (1)	104,973	15,331
Neuf Cegetel (1)	350,000	13,844
Oeneo (2)	992,831	3,297
Oeneo, Warrants, 8/26/06 (2)	623,403	367
SOITEC (1)(2)	1,000,000	17,572
Wavecom (1)(2)	250,000	6,433
Total France (Cost $111,472)		151,390

GERMANY 7.2%
Common Stocks 6.6%
Boewe Systec (1)	110,000	6,242
CTS Eventim (1)	400,000	15,823
Dawnay Day Sirius (2)	7,500,000	8,990
Escada (1)(2)	250,000	10,244
GEA Group (2)	250,000	8,130
GFK (1)	173,206	9,014
Grenkeleasing (1)	200,000	8,533
IDS Scheer (1)	550,000	12,286
Interhyp (1)	100,000	11,561
SGL Carbon AG (1)(2)	950,000	48,518
Takkt AG	1,000,000	18,877
Wincor Nixdorf	200,000	17,900
Wirecard (1)(2)	1,062,500	15,491
		191,609
Preferred Stocks 0.6%
Sartorius (1)	300,000	18,897
		18,897
Total Germany (Cost $147,174)		210,506

GREECE 1.7%
Common Stocks 1.7%
Corinth Pipeworks (2)	1,000,000	8,688
Jumbo	600,000	20,107
Lamda Development	1,125,000	21,438
Total Greece (Cost $31,129)		50,233

HONG KONG 1.6%
Common Stocks 1.6%
Clear Media (1)(2)	3,503,000	3,559
Computime Group	2,556,000	673
Integrated Distribution Services	5,468,000	16,891
Kingboard Laminates Holding (2)	9,683,000	9,721
Lee & Man Paper Manufacturing (1)	2,854,000	12,252
Public Financial Holdings (1)	6,896,000	5,075
Total Hong Kong (Cost $38,062)		48,171

INDIA 5.4%
Common Stocks 5.4%
Aban Offshore (2)	144,616	10,839
Ambuja Cements	3,627,050	11,751
BF Utilities (2)	137,940	8,554
Educomp Solutions	303,200	19,074
Financial Technologies	789,300	49,525
Gammon India	1,278,960	13,846
Moser Baer India	1,175,448	8,809
Suzlon Energy, Class A	532,200	16,804
Television Eighteen India	346,718	7,727
United Spirits Limited	365,044	12,553
Total India (Cost $81,723)		159,482

IRELAND 0.6%
Common Stocks 0.6%
EcoSecurities (GBP) (2)	2,300,000	16,592
Total Ireland (Cost $7,113)		16,592

ITALY 3.0%
Common Stocks 3.0%
Autogrill	600,000	12,509
Burani Designer Holding (2)	700,000	7,294
Digital Multimedia Technology (1)(2)	100,000	8,704
Geox	600,000	11,062
IMMSI (1)	3,200,000	9,079
Landi Renzo S.p.A. (1)(2)	2,000,000	9,584
Mariella Burani (1)	300,000	10,213
Newron Pharmaceuticals S.p.A. (CHF) (2)	193,380	11,936
Nice S.p.A. (1)	1,000,000	8,109
Total Italy (Cost $74,215)		88,490

JAPAN 14.6%
Common Stocks 14.6%
ABC-Mart (1)	528,100	13,105
AOC Holdings (1)	611,400	10,091
Ardepro (1)	43,970	12,187
Aruze	435,300	13,805
Asahi Intecc	250,200	5,121
Asahi Pretec (1)	532,900	16,621
Asics (1)	1,078,000	14,675
Atrium	314,500	9,536
Bank of the Ryukyus (1)	335,700	5,513
Daiseki	564,260	13,378
Denki Kagaku Kogyo	2,163,000	10,739
Doutor Coffee (1)	399,500	7,000
Glory Limited (1)	397,400	10,708
Hamamatsu Photonics (1)	380,700	11,979
Intelligence (1)	5,482	9,990
Kyowa Exeo (1)	1,023,000	11,631
Modec (1)	221,700	8,427
Nagase & Company	939,000	11,845
Nakanishi	84,400	9,758
NHK Spring (1)	953,000	8,532
Nichias (1)	764,000	7,670
Nihon Parkerizing	820,000	14,206
Nitori (1)	332,100	16,996
Nitto Boseki	2,698,000	9,769
Okinawa Cellular Telephone	3,804	10,053
Otsuka (1)	147,600	13,851
Pacific Golf Group (1)(2)	8,258	8,832
Point (1)	162,790	7,963
Press Kogyo	1,670,000	6,657
Resorttrust (1)	374,100	8,899
Rohto Pharmaceutical	1,078,000	11,236
Star Micronics	607,300	17,707
Taihei Kogyo (1)	1,189,000	7,935
Takata (1)	293,200	9,760
The Yachiyo Bank (2)	1,563	6,081
Tokyo Star Bank (1)	3,524	10,398
Topcon (1)	624,800	10,039
Towa Pharmaceutical	116,500	4,795
Tsumura (1)	457,400	7,831
Wacom (1)	5,387	10,245
Zensho (1)	1,201,600	12,615
Total Japan (Cost $424,143)		428,179

MALAYSIA 0.7%
Common Stocks 0.7%
Airasia (2)	21,402,900	12,107
Gamuda Bhd.	4,342,100	9,723
Total Malaysia (Cost $19,877)		21,830

NETHERLANDS 4.6%
Common Stocks 4.6%
Beter Bed Holding (1)	500,000	17,461
Eriks Group, GDS (1)	61,000	5,489
Eurocastle Investment (1)	596,817	24,845
Grontmij CVA, GDS (1)	370,799	20,490
Koninklijke Ten Cate (1)	500,000	20,732
Prologis European Properties (1)	1,250,000	19,310
TomTom (1)(2)	400,000	25,890
Total Netherlands (Cost $98,427)		134,217

NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare	2,803,020	7,284
Pumpkin Patch	1,570,100	4,236
Total New Zealand (Cost $6,074)		11,520

NORWAY 2.7%
Common Stocks 2.7%
ACTA (1)	2,500,000	11,366
Ekornes ASA (1)	250,000	5,637
Electromagnetic Geoservices ASA (1)(2)	500,000	9,784
Norwegian Air Shuttle (1)(2)	884,500	18,016
Odim (1)(2)	1,000,000	11,527
StepStone (1)(2)	5,364,000	21,663
Total Norway (Cost $48,776)		77,993

OMAN 0.3%
Common Stocks 0.3%
Bank Muscat SAOG, GDR (USD)	715,000	10,154
Total Oman (Cost $7,921)		10,154

PHILIPPINES 1.5%
Common Stocks 1.5%
Ayala Land	33,149,700	12,153
PNOC Energy Development	90,663,000	12,690
SM Investments	2,031,857	18,187
Total Philippines (Cost $27,438)		43,030

ROMANIA 0.4%
Common Stocks 0.4%
BRD-Groupe Societe Generale	1,000,000	11,892
Total Romania (Cost $6,451)		11,892

RUSSIA 2.3%
Common Stocks 2.3%
Integra Group Holdings, GDR (USD) (2)	1,250,000	22,233
Novatek, GDR (USD) (4)	222,200	11,884
Pharmstandard, GDR (USD) (2)(4)	256,200	4,327
Pharmstandard, GDR (USD) (2)	269,700	4,580
RGI International (USD) (2)	1,500,000	14,646
Urals Energy (GBP) (2)	1,500,000	10,261
Total Russia (Cost $53,590)		67,931

SINGAPORE 1.1%
Common Stocks 1.1%
Banyan Tree Holdings	6,307,000	9,688
Goodpack	8,781,875	13,321
Goodpack, Warrants, 7/16/09 (2)	1,097,734	695
Olam International	5,104,000	10,006
Total Singapore (Cost $13,142)		33,710

SOUTH KOREA 2.7%
Common Stocks 2.7%
CDNetworks (2)	338,668	7,747
Daum Communications (2)	136,994	10,392
Doosan Infracore	424,140	16,948
KCC	29,801	13,687
LG Household & Health Care	82,072	10,894
Samsung Securities	194,827	17,966
Total South Korea (Cost $56,234)		77,634

SPAIN 0.9%
Common Stocks 0.9%
Baron De Ley (2)	100,000	7,519
Solaria Energia y Medio Ambiente (2)	800,000	17,989
Total Spain (Cost $13,250)		25,508
SRI LANKA 0.3%
Common Stocks 0.3%
Dialog Telekom	38,360,520	7,550
Total Sri Lanka (Cost $7,610)		7,550

SWEDEN 4.1%
Common Stocks 4.1%
B&B Tools, B Shares	658,415	23,916
Concordia Maritime, B Shares	760,000	5,114
Gant Company	500,000	18,765
Holmen, Series B (1)	500,000	21,115
Kappahl	1,000,000	11,060
Lindab International AB	500,000	14,217
Lindex (1)	1,000,000	13,226
Unibet Group, GDR	322,000	11,608
Total Sweden (Cost $84,801)		119,021

SWITZERLAND 3.5%
Common Stocks 3.5%
Bachem Holding, Class B	100,000	8,299
Basilea Pharmaceutica (2)	50,000	10,395
Dufry	131,790	14,074
EFG International (1)	300,000	14,025
Geberit	100,000	16,416
Partners Group	150,000	19,576
Petroplus Holdings (2)	200,000	19,148
Total Switzerland (Cost $55,780)		101,933

TAIWAN 3.2%
Common Stocks 3.2%
Formosa International Hotels	1,029,096	9,767
Fuhwa Financial Holdings (2)	25,891,680	16,929
PowerTech Technology (2)	3,255,000	15,340
Synnex Technology International (2)	10,261,000	21,553
Taiwan Fertilizer	7,138,000	16,141
Taiwan Glass Industrial	10,652,024	9,240
Teco Electric & Machinery	7,141,000	3,815
Total Taiwan (Cost $74,074)		92,785

THAILAND 0.4%
Common Stocks 0.4%
Bangkok Dusit Medical Services (1)	7,756,000	10,449
Total Thailand (Cost $10,449)		10,449

UNITED KINGDOM 16.4%
Common Stocks 16.4%
Admiral Group	1,370,000	22,485
Aero Inventory	1,000,000	9,023
Arena Leisure	4,918,756	5,841
Ashmore Group	2,705,000	12,247
Benfield Group (1)	2,500,000	16,372
Bluebay Asset Management (2)	2,000,000	15,469
Brammer (3)	2,500,000	17,340
Cairn Energy (2)	406,250	14,298
Centaur Holdings	4,000,000	11,120
Ceres Power Holdings (2)	2,000,000	14,589
Charter (2)	1,375,000	32,163
Clipper Windpower (2)	500,000	7,265
Dignity	777,777	11,049
Dolphin Capital Investors (2)	3,150,000	9,913
Expro International	750,000	14,470
GlobeOp Financial Services (2)	2,000,000	9,621
GW Pharmaceuticals (2)	3,200,000	4,729
Halfords Group	786,267	6,205
Hargreaves Lansdown (2)	800,000	3,416
Hikma Pharmaceuticals	3,000,000	24,839
Huntsworth PLC	5,000,000	10,704
I-Mate (2)	2,750,000	3,444
IG Group Holdings	2,500,000	16,682
Intertek Group	1,000,000	19,833
ITE Group	3,000,000	10,363
Mouchel Parkmen	840,000	6,279
NDS Group, ADR (USD) (1)(2)	400,000	17,488
New Star Asset Management	600,000	5,067
Paypoint	1,500,000	17,765
Petrofac	1,400,000	12,255
Pinewood Shepperton	2,000,000	9,386
PV Crystalox Solar (2)	3,500,000	9,550
Serco Group	1,400,000	12,378
Serica Energy (2)	4,800,000	9,533
Sports Direct International (1)	2,000,000	5,916
St James's Place	1,500,000	13,316
SThree	1,500,000	12,658
Tanfield (1)(2)	3,000,000	10,375
Xansa	5,000,000	12,948
Total United Kingdom (Cost $350,740)		478,394

UNITED STATES 0.1%
Common Stocks 0.1%
deCode Genetics (1)(2)	914,900	3,239
Total United States (Cost $4,363)		3,239
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(5)	97,165,194	97,165
Total Short-Term Investments (Cost $97,165)		97,165
SECURITIES LENDING COLLATERAL 15.1%
Money Market Pooled Account 15.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (5)	439,811,324	439,811
Total Securities Lending Collateral (Cost $439,811)		439,811
Total Investments in Securities
115.5% of Net Assets (Cost $2,649,617)		$3,377,403

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $420,988. See Note 2.
(2)	Non-income producing
(3)	Affiliated Companies
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$16,211 and represents 0.6% of net assets.
(5)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
USD	U.S. Dollar

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	7/31/07	10/31/06
Brammer	$-	$-	$209	$17,340	$12,285
Equigold	-	-	266	19,581	11,783
T. Rowe Price Reserve
Investment Fund, 5.37%	¤	¤	3,783	97,165	89,598
Totals			$4,258	$134,086	$113,666

‡	Includes dividend income of $4,258 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $420,988,000; aggregate collateral consisted of $439,811,000 in the money market pooled account and U.S. government securities valued at $7,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $2,649,617,000. Net unrealized gain aggregated $727,857,000 at period-end, of which $815,311,000 related to appreciated investments and $87,454,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
AUSTRIA 3.0%
Common Stocks 3.0%
Erste Bank der Oesterreich Sparkasse	251,120	18,960
Wiener Staedtische Versicherung	207,800	14,681
Total Austria (Cost $27,339)		33,641
BELGIUM 2.0%
Common Stocks 2.0%
InBev	151,700	12,180
UCB (1)	188,526	10,603
Total Belgium (Cost $19,610)		22,783
DENMARK 1.6%
Common Stocks 1.6%
Novo Nordisk, Series B	175,350	18,502
Total Denmark (Cost $7,084)		18,502
FINLAND 1.0%
Common Stocks 1.0%
Fortum (1)	366,700	11,840
Total Finland (Cost $11,505)		11,840
FRANCE 16.9%
Common Stocks 16.9%
Accor (1)	170,871	14,831
AXA (1)	498,368	19,432
EDF Energies Nouvelles (1)	215,400	14,161
Etam Development	5	—
Neopost (1)	127,271	18,588
Neuf Cegetel (1)	209,200	8,274
Pernod-Ricard (1)	85,189	17,892
PPR	68,580	12,060
Schneider Electric (1)	107,863	14,479
Societe Generale (1)	92,340	15,846
Suez (1)	303,900	15,963
Total (1)	319,754	25,345
Zodiac (1)	196,700	13,966
Total France (Cost $125,823)		190,837

GERMANY 10.4%
Common Stocks 9.0%
Allianz SE (1)	79,120	16,686
Bayer AG (1)	165,460	11,693
E.ON AG	94,082	14,873
HOCHTIEF	106,300	10,730
Hypo Real Estate Holding (1)	165,726	10,145
Linde (1)	95,110	11,209
Siemens	56,877	7,162
Vossloh	158,036	19,016
		101,514
Preferred Stocks 1.4%
Fresenius SE	195,400	15,559
		15,559
Total Germany (Cost $102,588)		117,073

GREECE 8.7%
Common Stocks 8.7%
Cosmote Mobile Communication	508,000	15,226
EFG Eurobank Ergasias	509,640	18,304
Greek Postal Savings Bank	320,400	7,130
Hellenic Technodomiki Tev	937,700	12,733
Hellenic Telecommunications	523,580	15,922
Lamda Development	272,700	5,197
National Bank of Greece	255,040	15,089
Sidenor Steel Production & Manufacturing	394,600	8,046
Total Greece (Cost $91,630)		97,647

IRELAND 2.8%
Common Stocks 2.8%
CRH	348,300	15,521
Kingspan Group	667,500	16,037
Total Ireland (Cost $27,583)		31,558

ITALY 10.4%
Common Stocks 10.4%
AEM S.p.A. (1)	3,511,600	11,626
Assicurazioni Generali (1)	201,590	7,915
Autogrill	606,800	12,651
Banco Popolare S.p.A. (1)(2)	580,800	14,374
Edison (1)	4,248,600	13,298
Eni S.p.A.	475,633	16,659
Intesa Sanpaolo rnc (1)	2,219,300	15,741
Lottomatica (1)	262,100	9,712
Saipem	419,130	15,043
Total Italy (Cost $92,148)		117,019

NETHERLANDS 3.0%
Common Stocks 3.0%
ABN AMRO	290,400	13,962
Koninklijke Numico (1)	272,544	19,818
Total Netherlands (Cost $19,607)		33,780
NORWAY 1.3%
Common Stocks 1.3%
Telenor ASA (1)	818,700	14,996
Total Norway (Cost $10,464)		14,996
PORTUGAL 2.5%
Common Stocks 2.5%
Jeronimo Martins (1)	1,612,500	9,633
Sonae (1)	6,340,500	18,449
Total Portugal (Cost $22,234)		28,082
ROMANIA 2.7%
Common Stocks 2.7%
Banca Transilvania	32,732,425	13,283
BRD-Groupe Societe Generale	1,420,900	16,898
Total Romania (Cost $18,932)		30,181
RUSSIA 0.9%
Common Stocks 0.9%
Open Investments (USD) (2)	17,625	5,252
Pharmstandard, GDR (USD) (2)(3)	106,700	1,802
Pharmstandard, Regulation Shares, GDR (USD) (2)	175,900	2,987
Total Russia (Cost $8,625)		10,041
SPAIN 8.8%
Common Stocks 8.8%
Acciona (1)	60,923	15,934
ACS Group	205,700	12,393
Enagas (1)	504,500	12,097
Grifols (1)	703,400	14,882
Groupo Prisa (1)	553,000	12,128
Grupo Catalana Occidente	375,600	14,750
Telefonica SA (1)	701,297	16,408
Total Spain (Cost $73,280)		98,592

SWEDEN 2.5%
Common Stocks 2.5%
Atlas Copco, A Shares (1)	957,500	16,506
Modern Times, Series B (1)	186,550	11,488
Total Sweden (Cost $24,063)		27,994

SWITZERLAND 9.9%
Common Stocks 9.9%
Credit Suisse Group	121,630	7,937
Dufry	55,100	5,884
Julius Baer	81,200	5,672
Nobel Biocare	48,843	14,703
Novartis, Regulation D Shares	292,576	15,801
Roche Holding	39,104	6,923
Schindler Holding (1)	202,000	12,780
Swiss Life Holding	54,200	13,362
The Swatch Group, Series B	42,334	12,725
UBS	285,573	15,839
Total Switzerland (Cost $84,365)		111,626

UNITED KINGDOM 11.0%
Common Stocks 11.0%
Admiral Group	600,500	9,856
BP	910,707	10,600
Capita Group	1,296,000	18,927
First Choice Holidays	2,028,100	12,518
Invesco	701,500	8,845
Johnson Matthey	485,100	16,590
Reckitt Benckiser	261,081	14,013
Royal Dutch Shell, B Shares	360,829	14,301
Standard Chartered	543,200	17,832
Total United Kingdom (Cost $87,334)		123,482
UNITED STATES 1.0%
Common Stocks 1.0%
Liberty Global (2)	280,700	11,770
Total United States (Cost $11,747)		11,770
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	1,000	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 23.3%
Money Market Pooled Account 23.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (4)	262,472,252	262,472
Total Securities Lending Collateral (Cost $262,472)		262,472
Total Investments in Securities
123.7% of Net Assets (Cost $1,128,434)		$1,393,917

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $250,854. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,802 and represents 0.1% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $250,854,000; aggregate collateral consisted of $262,472,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $1,128,434,000. Net unrealized gain aggregated $265,556,000 at period-end, of which $280,229,000 related to appreciated investments and $14,673,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $872,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $1,000 and $26,317,000, respectively.

T. ROWE PRICE NEW ASIA FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

CHINA 27.5%
Common Stocks 27.5%
Agile Property (HKD) (1)	15,480,000	26,665
Anhui Conch Cement (HKD) (1)	9,286,000	58,744
Anhui Expressway (HKD) (2)	35,332,000	31,376
Bank of Communications (HKD)	44,756,000	48,740
Beijing Capital International Airport (HKD) (1)	22,080,000	36,558
Beijing Datang Power (HKD) (1)	37,204,000	31,960
China Life (HKD) (1)	13,543,000	57,338
China Merchant Bank, H Shares (HKD)	9,169,500	32,555
China National Building (HKD)	24,518,000	51,039
China Overseas Land & Investment (HKD) (1)	21,863,249	46,164
China Petroleum and Chemical (HKD) (1)	29,170,000	30,563
China Resources Enterprises (HKD)	3,574,000	14,307
China Shenhua Energy (HKD)	19,081,000	75,069
Focus Media Holding, ADR (USD) (1)(3)	387,400	16,003
Gome Electrical Appliances (HKD) (1)	33,033,000	53,358
Guangshen Railway (HKD) (1)	29,952,000	23,028
Petrochina (HKD) (1)	45,044,000	66,691
Ping An Insurance (HKD) (1)	10,052,500	85,047
Shanghai Industrial (HKD) (1)	16,377,000	70,437
Shimao Property (HKD) (1)	21,013,500	55,438
Sina (USD) (1)(3)	438,400	18,860
Tencent Holdings (HKD)	7,868,000	35,985
Tianjin Development (HKD)	27,192,000	31,966
Xinao Gas Holdings (HKD)	36,512,000	51,183
Zhejiang Expressway (HKD)	26,388,000	29,929
Total China (Cost $607,065)		1,079,003

HONG KONG 2.7%
Common Stocks 2.7%
BOC Hong Kong Holdings	11,897,000	30,568
Hengan International Group (1)	5,650,000	19,054
Public Financial Holdings (1)	26,150,000	19,246
Shangri-La Asia	8,550,000	20,200
Television Broadcasts	2,348,000	16,006
Total Hong Kong (Cost $93,519)		105,074

INDIA 28.3%
Common Stocks 28.3%
Bajaj Auto	1,375,556	80,365
BF Utilities (3)	1,140,405	70,720
Bharti Airtel (3)	2,075,000	46,116
Container Corporation of India	416,063	22,816
Dish TV India (3)	7,591,915	15,952
DLF Limited (3)	3,787,696	57,829
Exide Industries	25,037,080	34,455
Financial Technologies	1,467,893	92,103
Gateway Distriparks (2)	4,715,349	21,368
GMR Infrastructure (3)	2,677,972	55,651
GVK Power & Infrastructure (2)	4,943,468	64,987
Himatsingka Seide (2)	5,021,536	15,959
Housing Development Finance	674,500	33,567
ICICI Bank	1,039,940	24,232
ICICI Bank, ADR (USD) (1)	531,900	23,574
Igarashi Motors India (2)(3)	724,452	1,504
Ishaan Real Estate (GBP) (3)	5,691,400	12,180
Marico Limited	19,792,500	27,427
Moser Baer India	5,164,384	38,701
Power Trading Corporation of India (2)(3)	14,203,958	30,869
PVR (2)	340,211	1,716
PVR, Lock-Up Shares (2)(3)	1,000,000	5,121
Redington India	3,524,919	24,314
Reliance Industries	544,110	25,582
Saregama India (2)(3)	1,057,570	7,805
SREI Infrastructure Finance (2)(3)	8,260,328	20,505
Sun TV Network	4,392,156	45,842
Suzlon Energy	409,158	12,876
Suzlon Energy, Class A	1,020,800	32,232
Tata Motors	1,951,866	33,440
Television Eighteen India (2)	1,923,728	42,875
United Spirits Limited	1,346,500	46,305
Videocon Industries	1,959,962	18,273
Zee Entertainment Enterprises	2,875,000	23,541
Total India (Cost $749,249)		1,110,802

MALAYSIA 3.6%
Common Stocks 3.6%
Airasia (3)	92,474,700	52,310
Bumiputra Commerce	10,987,935	37,172
IJM	14,823,500	37,134
IJM, Warrants, 8/28/10 (3)	1,400,760	1,541
Rexit Berhad (2)	15,128,500	12,659
Total Malaysia (Cost $99,814)		140,816

PHILIPPINES 1.7%
Common Stocks 1.7%
International Container Terminal Services	47,847,000	32,926
SM Investments	4,020,015	35,983
Total Philippines (Cost $35,767)		68,909

SINGAPORE 4.1%
Common Stocks 4.1%
Golden Agri Resources	26,123,000	42,238
Goodpack	20,220,000	30,672
Goodpack, Warrants, 7/16/09 (3)	2,527,500	1,601
Olam International	19,840,000	38,892
Starhub	10,714,000	19,398
Wilmar International	13,479,000	29,880
Total Singapore (Cost $83,711)		162,681

SOUTH KOREA 15.6%
Common Stocks 15.6%
DC Chemical	149,485	21,218
Doosan Heavy Industries (1)	446,727	47,050
Hanwha (1)	828,850	52,165
Hanwha Non-Life Insurance (3)	1,483,450	27,701
Hyundai Engineering & Construction (1)(3)	367,080	31,827
KCC	76,640	35,199
Kumho Industrial (1)	682,993	47,541
LG Household & Health Care	253,028	33,588
LS Industrial Systems	714,000	40,512
Samsung Card (3)	719,210	52,342
Samsung Engineering	363,310	42,779
Samsung Fine Chemicals (1)	1,138,570	65,758
Samsung Fire & Marine	176,569	36,170
Samsung Securities (1)	858,087	79,129
Total South Korea (Cost $427,598)		612,979

SRI LANKA 0.6%
Common Stocks 0.6%
Dialog Telekom	127,137,670	25,023
Total Sri Lanka (Cost $26,940)		25,023

TAIWAN 9.7%
Common Stocks 9.7%
Cathay Financial	29,498,890	76,617
Cathay Real Estate Development	37,222,000	21,687
Far Eastern Textile	37,933,392	43,311
Formosa Plastics	23,656,000	58,191
Shin Kong Financial Holding	42,256,884	51,439
Taiwan Cement	22,911,772	27,717
Taiwan Glass Industrial	28,486,136	24,710
Uni-President Enterprises	37,527,000	40,410
Yuanta Financial Holding (3)	55,663,000	36,396
Total Taiwan (Cost $308,734)		380,478
THAILAND 0.0%
Common Stocks 0.0%
True Corp., Rights, 3/31/08 (3)	1,597,894	—
Total Thailand (Cost $—)		—
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(4)	173,024,590	173,025
Total Short-Term Investments (Cost $173,025)		173,025
SECURITIES LENDING COLLATERAL 5.3%
Money Market Pooled Account 5.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.334% (4)	209,074,132	209,074
Total Securities Lending Collateral (Cost $209,074)		209,074
Total Investments in Securities
103.5% of Net Assets (Cost $2,814,496)		$4,067,864

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $281,080. See Note 2.
(2)	Affiliated Companies
(3)	Non-income producing
(4)	Seven-day yield
ADR	American Depository Receipts
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	7/31/07	10/31/06
Anhui Expressway	$30,437	$-	$642	$31,376	$-
Gateway Distriparks	14,937	-	110	21,368	-
GVK Power &
Infrastructure	46,271	8	-	64,987	-
Himatsingka Seide	3,995	-	198	15,959	*
Igarashi Motors India	-	1,458	-	1,504	1,923
Igarashi Motors India,
Lock-Up Shares	-	-	-	-	1,226
Network Eighteen	3,604	3,604	-	-	-
Power Trading
Corporation of India	5,686	-	-	30,869	13,852
PVR	-	-	8	1,716	1,810
PVR, Lock-Up Shares	-	-	23	5,121	4,788
Redtone International	-	-	-	-	175
Rexit Berhad	10,758	-	83	12,659	-
Saregama India	4,294	-	-	7,805	-
SREI Infrastructure Finance	8,350	4,189	-	20,505	*
Television Eighteen India	2,332	-	3,693	42,875	20,961
T. Rowe Price Reserve
Investment Fund, 5.37%	¤	¤	3,207	173,025	60,217
Totals			$7,964	$429,769	$104,952

‡	Includes dividend income of $7,964 and no interest income.
*	The issuer was not considered an affiliated company at October 31, 2006.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $281,080,000; aggregate collateral consisted of $209,074,000 in the money market pooled account and U.S. government securities valued at $99,036,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $2,814,496,000. Net unrealized gain aggregated $1,253,431,000 at period-end, of which $1,285,615,000 related to appreciated investments and $32,184,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE JAPAN FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

JAPAN 98.8%
COMMON STOCKS 98.8%
Consumer Discretionary 22.5%
ABC-Mart (1)	156,300	3,879
Aruze	126,200	4,002
Asics (1)	298,000	4,057
Doutor Coffee (1)	121,400	2,127
FUJI FILM Holdings	88,900	3,852
Jupiter Telecom (1)(2)	8,112	6,135
Makita (1)	104,300	4,758
Namco Bandai Holdings	184,000	2,867
NHK Spring (1)	317,000	2,838
Nikon	103,000	3,302
Nitori (1)	111,600	5,711
Pacific Golf Group (1)(2)	3,094	3,309
Point	56,780	2,778
Press Kogyo	516,000	2,057
Resorttrust (1)	113,500	2,700
Sony (1)	202,500	10,652
Stanley Electric (1)	186,900	4,414
Suzuki Motor	188,400	5,454
Takata (1)	85,800	2,856
Toho	236,800	4,319
Toyota Motor	342,900	20,629
Zensho (1)	340,300	3,573
Total Consumer Discretionary		106,269
Consumer Staples 2.4%
Japan Tobacco	2,210	11,243
Total Consumer Staples		11,243
Energy 1.3%
AOC Holdings (1)	226,700	3,742
Modec (1)	65,100	2,474
Total Energy		6,216
Financials 19.0%
Ardepro (1)	13,905	3,854
Atrium	118,800	3,602
Bank of the Ryukyus	109,600	1,800
Mitsubishi Estate	233,000	5,887
Mitsubishi UFJ Financial	651	6,910
Mizuho Financial Group	1,093	7,679
Nomura Real Estate	192,300	5,813
Nomura Securities	395,300	7,497
ORIX	27,030	6,480
SBI Holdings (1)	19,258	5,894
Sumitomo Mitsui Financial (1)	1,699	15,337
Sumitomo Trust and Banking Company	797,000	6,721
T&D Holdings	100,150	6,516
The Yachiyo Bank (2)	483	1,879
Tokyo Star Bank	1,171	3,455
Total Financials		89,324
Health Care 7.1%
Asahi Intecc	91,600	1,875
Chugai Pharmaceutical (1)	280,800	4,843
Nakanishi	28,600	3,307
Olympus Optical	78,000	3,186
Rohto Pharmaceutical	405,000	4,221
Takeda Chemical Industries	70,000	4,544
Terumo	172,100	7,290
Towa Pharmaceutical	40,500	1,667
Tsumura	139,100	2,382
Total Health Care		33,315
Industrials & Business Services 19.3%
Asahi Glass (1)	379,000	5,048
Asahi Pretec (1)	154,900	4,831
Daiseki	165,940	3,934
East Japan Railway	1,171	8,646
Fanuc	57,200	6,176
Glory Limited	126,800	3,417
Hitachi Construction Machine	145,200	5,740
Intelligence	1,791	3,264
ITOCHU	555,000	6,927
Kyowa Exeo (1)	299,000	3,400
Mitsubishi Electric	352,000	3,751
Mitsui	282,000	6,656
Nagase & Company	277,000	3,494
Nichias (1)	225,000	2,259
Nitto Boseki	850,000	3,078
Secom	143,900	6,299
SMC (1)	39,600	5,235
Taihei Kogyo (1)	352,000	2,349
Tokyu (1)	248,000	1,533
Toyota Tsusho	188,400	4,898
Total Industrials & Business Services		90,935
Information Technology 16.7%
Canon	220,700	11,659
Hamamatsu Photonics	143,100	4,503
HOYA	113,900	3,605
Ibiden	105,200	7,657
Keyence	16,900	3,615
Konica	391,500	5,766
Nidec (1)	109,600	7,236
Nintendo	15,400	7,498
Nippon Electric Glass (1)	390,000	6,072
Otsuka (1)	55,500	5,208
Star Micronics	182,200	5,312
Topcon (1)	210,400	3,381
Wacom (1)	1,598	3,039
Yokogawa Electric (1)	324,400	4,380
Total Information Technology		78,931
Materials 9.7%
Denki Kagaku Kogyo	615,000	3,053
Hitachi Chemical	187,500	3,960
Kobe Steel	973,000	3,764
Mitsubishi Gas Chemical	616,000	5,346
Mitsubishi Rayon (1)	867,000	6,495
Nihon Parkerizing	273,000	4,729
Nippon Steel	667,000	5,010
Shin-Etsu Chemical	80,500	5,926
Sumitomo Metal Industries	1,290,000	7,456
Total Materials		45,739
Telecommunication Services 0.8%
Okinawa Cellular Telephone	1,366	3,610
Total Telecommunication Services		3,610
Total Japan (Cost $423,512)		465,582
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	8,063,448	8,063
Total Short-Term Investments (Cost $8,063)		8,063
SECURITIES LENDING COLLATERAL 19.0%
Money Market Pooled Account 19.0%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (3)	89,447,447	89,447
Total Securities Lending Collateral (Cost $89,447)		89,447
Total Investments in Securities
119.5% of Net Assets (Cost $521,022)		$563,092

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $84,655. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Japan Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $84,655,000; aggregate collateral consisted of $89,447,000 in money market pooled account and U.S. government securities valued at $733,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $521,022,000. Net unrealized gain aggregated $42,066,000 at period-end, of which $63,332,000 related to appreciated investments and $21,266,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $479,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $8,063,000 and $20,868,000, respectively.

T. ROWE PRICE INTERNATIONAL GROWTH AND INCOME FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 6.7%
Common Stocks 6.7%
Australia & New Zealand Banking	1,152,826	27,809
Babcock & Brown	523,981	12,605
Boart Longyear (1)	3,201,607	6,353
Centro Shopping America, REIT	8,478,436	8,390
Goodman Fielder	3,032,009	6,559
Macquarie Bank	188,742	13,225
Macquarie Office Trust, Equity Units	4,659,465	6,070
Mirvac Group	1,505,023	6,555
Nufarm	686,019	7,666
Pacific Brands (2)	2,240,933	6,858
QBE Insurance	667,663	17,107
Rio Tinto	322,716	25,515
Suncorp-Metway	1,066,139	17,690
Telstra	3,526,573	13,847
Total Australia (Cost $126,804)		176,249

BELGIUM 1.4%
Common Stocks 1.4%
Fortis (2)	313,323	12,492
KBC	99,888	13,022
Union Miniere	46,047	10,419
Total Belgium (Cost $23,034)		35,933

BRAZIL 0.3%
Common Stocks 0.3%
Petroleo Brasileiro, ADR (USD)	167,600	9,360
Total Brazil (Cost $2,645)		9,360
CHILE 0.2%
Common Stocks 0.2%
Cia Cervecerias Unidas, ADR (USD)	109,700	4,075
Total Chile (Cost $2,822)		4,075
CHINA 2.0%
Common Stocks 2.0%
China Overseas Land & Investment (HKD) (2)	10,440,000	22,044
China Petroleum and Chemical (HKD) (2)	21,458,000	22,483
China Power International (HKD) (2)	14,944,000	7,862
Total China (Cost $18,583)		52,389
DENMARK 0.9%
Common Stocks 0.9%
Danske Bank	586,000	24,708
Total Denmark (Cost $27,513)		24,708
FINLAND 2.3%
Common Stocks 2.3%
Cargotec (2)	285,612	14,895
Nokia (2)	1,040,913	29,840
Sanomawsoy (2)	512,012	16,491
Total Finland (Cost $40,837)		61,226
FRANCE 9.4%
Common Stocks 9.4%
AXA (2)	847,756	33,055
BNP Paribas (2)	302,283	33,287
Bouygues (2)	232,704	18,619
Compagnie De Saint-Gobain (2)	68,243	7,622
Pernod-Ricard (2)	52,993	11,130
PPR	78,430	13,792
Publicis (2)	290,946	12,566
Sanofi-Aventis (2)	403,169	33,776
Societe Generale (2)	174,191	29,892
Technip (2)	201,415	16,406
Total (2)	473,613	37,541
Total France (Cost $189,844)		247,686

GERMANY 8.0%
Common Stocks 7.1%
Allianz SE	96,902	20,437
BASF (2)	179,129	23,083
Bayerische Motoren Werke (2)	439,978	27,246
Celesio	103,091	6,192
Deutsche Euroshop (2)	143,991	9,835
E.ON AG (2)	343,956	54,375
Hypo Real Estate Holding (2)	215,479	13,190
ThyssenKrupp	421,869	23,332
Wacker Chemie (2)	43,499	10,627
		188,317
Preferred Stocks 0.9%
Fresenius SE	147,712	11,762
Hugo Boss (2)	179,909	10,890
		22,652
Total Germany (Cost $145,227)		210,969
HONG KONG 1.7%
Common Stocks 1.7%
Esprit Holdings	377,400	5,111
Hong Kong & China Gas (2)	6,651,000	15,396
Hutchison Whampoa	1,132,000	12,060
Public Financial Holdings (2)	6,890,000	5,071
Texwinca Holdings (2)	7,818,000	6,787
Total Hong Kong (Cost $38,471)		44,425

INDIA 0.3%
Common Stocks 0.3%
Idea Cellular (1)	2,878,467	9,273
Total India (Cost $5,764)		9,273

IRELAND 1.8%
Common Stocks 1.8%
Allied Irish Banks	766,127	20,091
Bank of Ireland	814,005	15,576
DCC	423,017	12,530
Total Ireland (Cost $40,342)		48,197

ITALY 5.0%
Common Stocks 5.0%
AEM S.p.A. (2)	2,333,865	7,727
Banco Popolare S.p.A. (1)(2)	426,958	10,567
Benetton Group	592,326	9,892
Eni S.p.A. (2)	721,193	25,260
Finmeccanica S.p.A.	420,255	12,635
Intesa Sanpaolo	2,900,467	21,872
Milano Assicurazioni (2)	1,446,148	11,161
Piaggio & C S.p.A. (2)	1,273,310	5,810
Saipem	451,826	16,217
Telecom Italia rnc	5,598,778	12,085
Total Italy (Cost $107,889)		133,226

JAPAN 17.9%
Common Stocks 17.9%
Aisin Seiki	258,800	10,191
Alpine Electronics	435,000	6,680
Aoyama Trading	173,200	4,961
Asahi Kasei	1,152,000	8,183
Astellas Pharma	204,200	8,330
Canon	435,800	23,022
Daiichi Sankyo	266,200	7,407
Goldcrest Company (2)	141,180	6,865
Hamamatsu Photonics (2)	249,200	7,842
Honda	844,500	30,351
JS Group	312,700	5,925
KDDI	1,682	11,126
Kobayashi Pharmaceutical (2)	86,900	2,993
Koito Manufacturing (2)	597,000	6,924
Marui (2)	472,000	5,299
Mitsubishi Electric	1,723,000	18,360
Mitsubishi UFJ Financial	867	9,202
Mitsui	947,000	22,351
Nichias	825,000	8,282
Nippon Mining	1,733,500	17,354
Nippon Oil	723,000	6,474
Nippon Yusen (2)	2,008,000	20,088
Nissha Printing (2)	227,700	5,851
NS Solutions	190,900	5,346
NSK	822,000	7,840
Osaka Gas	4,256,000	14,559
Ricoh Leasing (2)	239,900	5,137
Seven & I	135,187	3,780
Sony	358,800	18,873
Star Micronics	283,700	8,272
Sumitomo	1,353,100	26,033
Sumitomo Trust and Banking Company	2,741,000	23,114
Takeda Chemical Industries	377,500	24,506
Terumo (2)	166,300	7,045
The Bank of Yokohama	1,241,000	8,602
Tokyo Electron	150,700	10,806
Tosoh	1,704,000	10,095
Toyota Motor	783,000	47,106
Total Japan (Cost $382,836)		475,175

MEXICO 1.0%
Common Stocks 1.0%
America Movil, ADR (USD)	256,600	15,365
CEMEX, Equity Units	1,351,500	4,376
Grupo Financiero Banorte S.A.B. de C.V.	1,597,544	7,124
Total Mexico (Cost $10,076)		26,865

NETHERLANDS 0.9%
Common Stocks 0.9%
ING Groep, GDS (2)	573,459	24,309
Total Netherlands (Cost $17,911)		24,309

NORWAY 1.5%
Common Stocks 1.5%
Statoil ASA (2)	743,393	21,899
Telenor ASA	993,900	18,206
Total Norway (Cost $27,899)		40,105
SINGAPORE 2.5%
Common Stocks 2.5%
Cycle & Carriage	643,000	6,792
Sembcorp	5,684,360	21,280
Starhub	4,592,290	8,315
United Overseas Bank	1,426,336	20,883
Venture	822,000	8,173
Total Singapore (Cost $40,281)		65,443

SOUTH KOREA 0.2%
Common Stocks 0.2%
Lotte Shopping, GDR (USD) (3)	229,470	4,475
Total South Korea (Cost $4,713)		4,475

SPAIN 4.2%
Common Stocks 4.2%
Acciona (2)	109,008	28,511
Banco Santander Central Hispano (2)	1,815,659	34,219
Groupo Prisa (2)	482,449	10,580
Telefonica SA (2)	1,586,127	37,110
Total Spain (Cost $68,681)		110,420

SWEDEN 5.1%
Common Stocks 5.1%
Atlas Copco, A Shares	491,500	8,473
Atlas Copco, B Shares	170,900	2,750
Autoliv, GDR	164,700	9,266
Kappahl	662,100	7,322
NORDEA	1,262,076	20,349
Peab	513,197	15,648
SKF (2)	488,860	10,334
SSAB Svenskt Stal, Rights, 8/23/07 (1)	872,878	3,006
SSAB Svenskt Stal, Series A (2)	645,978	23,173
Svenska Handelsbanken, Class A	396,834	11,390
Swedbank	266,300	9,785
Volvo, B Shares	785,350	14,336
Total Sweden (Cost $77,156)		135,832

SWITZERLAND 7.6%
Common Stocks 7.6%
Credit Suisse Group	286,436	18,692
Holcim	168,004	17,820
Nestle	152,216	58,138
Novartis, Regulation D Shares	702,265	37,926
Swiss Life Holding	46,240	11,399
UBS	597,037	33,113
Zurich Financial Services	82,584	24,017
Total Switzerland (Cost $176,146)		201,105

UNITED KINGDOM 16.0%
Common Stocks 16.0%
Aegis Group	2,461,097	6,263
Alliance & Leicester	487,887	10,134
Associated British Foods	659,009	11,267
Aviva	1,596,600	22,177
Barclays	1,736,238	24,421
BBA Aviation	1,110,900	5,449
BP, ADR (USD)	634,900	44,062
Bradford Bingley	1,182,879	9,915
Close Brothers Group	478,920	7,773
DSG International	2,338,453	7,374
GKN	1,329,518	10,297
GlaxoSmithKline, ADR (USD)	424,100	21,663
HBOS	1,271,903	24,979
Informa	622,444	6,680
Mitchells & Butlers	708,442	11,084
Persimmon	251,023	5,899
Rolls-Royce (1)	836,300	8,572
Royal Bank of Scotland	5,104,220	61,226
Royal Dutch Shell, ADR, Class B (USD)	668,129	52,969
Tesco	2,380,084	19,592
Tomkins	944,530	4,513
United Utilities	1,205,391	16,338
Vodafone, ADR (USD)	1,023,787	31,072
Total United Kingdom (Cost $359,599)		423,719

SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	82,627,751	82,628
Total Short-Term Investments (Cost $82,628)		82,628

SECURITIES LENDING COLLATERAL 20.0%
Money Market Pooled Account 20.0%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (4)	529,345,967	529,346
Total Securities Lending Collateral (Cost $529,346)		529,346

Total Investments in Securities
120.0% of Net Assets (Cost $2,547,047)		$3,177,138

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $506,739. See Note 2.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,475 and represents 0.2% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $506,739,000; aggregate collateral consisted of $529,346,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $2,547,047,000. Net unrealized gain aggregated $630,248,000 at period-end, of which $650,334,000 related to appreciated investments and $20,086,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,263,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $82,628,000 and $54,595,000, respectively.

T. ROWE PRICE LATIN AMERICA FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 2.4%
Common Stocks 2.4%
Tenaris, ADR (USD) (1)	1,651,600	79,558
Total Argentina (Cost $31,189)		79,558

BRAZIL 60.5%
Common Stocks 44.9%
B2W Companhia Global Do Varejo	540,400	22,836
Banco do Brasil	2,139,900	33,881
Bematech Industria e Comercio (2)	1,821,200	17,233
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD) (1)	4,363,300	184,699
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 common share) (USD) (1)	4,940,200	242,119
Dufry South America, GDR (2)	1,165,000	30,846
Energias Do Brasil	2,132,200	39,736
Eqatorial Energia, Equity Units	1,259,700	13,564
Gol Linhas Aereas Intel, ADR (USD) (1)	938,500	23,387
GVT Holding (2)	1,509,500	29,068
Inpar (2)	1,572,300	17,493
Kroton Educacional, Equity Units (2)	250,000	5,710
Lojas Renner	4,083,500	77,323
Minerva (2)	1,563,900	16,647
MRV Engenharia (2)	325,000	5,372
Multiplan Empreendimentos (2)	1,000,000	13,105
Natura Cosmeticos	1,723,600	21,196
Obrascon Huarte Lain Brasil	1,080,000	20,219
PDG Realty	2,994,600	34,759
Perdiago	3,024,832	57,439
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD) (1)	4,086,900	228,253
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD) (1)	3,208,000	208,199
Positivo Informatica	679,500	15,375
Profarma Distribuidora (2)	1,739,600	33,266
Rodobens Negocios Imobiliares	1,145,400	13,969
Totvs	1,042,600	32,179
Weg	4,280,600	48,084
		1,485,957
Preferred Stocks 15.6%
Banco Bradesco	6,470,700	169,599
Banco Itau Holdings Financeira	4,432,800	204,983
Duratex	712,200	21,067
Suzano Papel E Celulose	3,223,100	46,187
Tam	2,368,100	64,602
Usinas Siderurgicas de Minas Gerais	195,100	12,075
		518,513
Total Brazil (Cost $1,037,480)		2,004,470

CHILE 3.2%
Common Stocks 3.2%
Banco Santander Chile, ADR (USD)	1,480,000	70,567
La Polar	5,924,991	36,580
Total Chile (Cost $91,678)		107,147

COLOMBIA 1.1%
Common Stocks 1.1%
Bancolombia, ADR (USD)	998,700	35,544
Total Colombia (Cost $27,662)		35,544

MEXICO 29.4%
Common Stocks 29.4%
America Movil, ADR (USD)	6,072,500	363,621
Cemex, ADR (USD)	2,029,432	65,632
Controladora Comercial Mexicana, Equity Units (1)	4,792,700	13,239
Corporacion Geo S.A.B. de C.V., Series B (2)	5,790,000	31,830
Grupo Aeroportuario Del Pacifico, ADR (USD) (1)	1,590,000	77,306
Grupo Financiero Banorte S.A.B. de C.V.	26,130,000	116,518
Grupo Televisa, ADR (USD) (1)	2,850,000	71,963
Organizacion Soriana S.A.B. de C.V. (1)	5,561,400	19,204
Urbi Desarrollos Urbanos (2)	19,450,700	82,286
Walmart de Mexico	36,193,500	132,094
Total Mexico (Cost $561,526)		973,693
PANAMA 0.3%
Common Stocks 0.3%
Intergroup Financial (USD) (2)(3)	600,000	10,500
Total Panama (Cost $8,400)		10,500
PERU 1.7%
Common Stocks 1.7%
Credicorp (USD)	367,500	23,645
Southern Copper (USD) (1)	277,500	31,277
Total Peru (Cost $38,723)		54,922
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	33,988,155	33,988
Total Short-Term Investments (Cost $33,988)		33,988
SECURITIES LENDING COLLATERAL 11.6%
Money Market Pooled Account 11.6%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (4)	382,606,389	382,606
Total Securities Lending Collateral (Cost $382,606)		382,606
Total Investments in Securities
111.2% of Net Assets (Cost $2,213,252)		$3,682,428

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $375,961. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $10,500 and represents 0.3% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Latin America Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $375,961,000; aggregate collateral consisted of $382,606,000 in the money market pooled account and U.S. government securities valued at $33,756,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $2,213,252,000. Net unrealized gain aggregated $1,469,260,000 at period-end, of which $1,469,340,000 related to appreciated investments and $80,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $2,213,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $33,988,000 and $45,708,000, respectively.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 0.7%
Common Stocks 0.7%
Tenaris, ADR (USD)	557,700	26,864
Total Argentina (Cost $5,752)		26,864

BAHRAIN 0.3%
Common Stocks 0.3%
Gulf Finance House, GDR (USD) (1)(2)	493,600	12,340
Total Bahrain (Cost $12,341)		12,340

BRAZIL 12.4%
Common Stocks 8.7%
Banco do Brasil	1,102,500	17,456
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	1,070,200	45,301
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 common share) (USD)	1,308,800	64,144
Energias Do Brasil	836,000	15,580
Gol Linhas Aereas Intel, ADR (USD) (3)	530,200	13,213
Natura Cosmeticos	807,900	9,935
Perdiago	1,052,864	19,993
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	1,031,600	57,615
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	832,600	54,036
Weg	1,660,500	18,652
		315,925
Preferred Stocks 3.7%
Banco Bradesco	1,662,278	43,569
Banco Itau Holdings Financiera	1,488,890	68,850
Companhia Vale do Rio Doce (3)	141,798	6,007
Tam SA	629,700	17,178
		135,604

Total Brazil (Cost $194,566)		451,529

CHILE 0.4%
Common Stocks 0.4%
Banco Santander Chile, ADR (USD)	268,900	12,821
Total Chile (Cost $12,466)		12,821

CHINA 15.4%
Common Stocks 15.4%
Agile Property (HKD) (3)	11,290,000	19,447
Anhui Conch Cement (HKD) (3)	8,280,000	52,380
Beijing Enterprises (HKD) (3)	10,377,000	44,566
China Construction Bank (HKD) (3)	19,794,000	14,738
China Insurance International (HKD) (2)	14,647,000	35,566
China Merchant Bank, H Shares (HKD) (3)	7,551,000	26,809
China Mobile (HKD)	3,259,500	37,545
China Petroleum and Chemical (HKD)	17,720,000	18,566
China Shenhua Energy (HKD) (3)	5,920,500	23,293
Dongfeng Motor (HKD)	24,994,000	14,542
Focus Media Holding, ADR (USD) (2)(3)	588,600	24,315
Gome Electrical Appliances (HKD) (3)	7,779,000	12,565
Guangzhou R&F Properties, Series H (HKD) (3)	4,962,400	17,925
Huaneng Power International (HKD) (3)	14,330,000	16,277
Industrial and Commercial Bank of China (HKD) (3)	60,850,000	37,109
Luen Thai Holdings (HKD)	17,101,000	2,561
Petrochina (HKD) (3)	24,884,000	36,843
Ping An Insurance (HKD) (3)	6,125,000	51,819
Shanghai Forte Land (HKD) (3)	21,906,000	14,875
Shimao Property (HKD) (3)	7,636,000	20,145
Sina (USD) (2)(3)	356,700	15,345
Sinofert Holdings (HKD) (3)	31,026,000	21,405
Total China (Cost $338,665)		558,636
COLOMBIA 0.3%
Common Stocks 0.3%
Bancolombia, ADR (USD)	336,000	11,958
Total Colombia (Cost $9,330)		11,958
EGYPT 3.3%
Common Stocks 3.3%
Commercial International Bank	1,103,370	13,420
EFG Hermes	1,582,450	12,718
MobiNil-Egyptian	9,265	303
Orascom Construction	715,955	50,931
Orascom Telecom	2,784,670	37,509
Orascom Telecom Holding, GDR (USD)	79,100	5,260
Total Egypt (Cost $60,818)		120,141
EUROPE/FAR EAST 1.9%
Common Stocks 1.9%
IShares MSCI Emerging Markets (3)	530,400	70,315
Total Europe/Far East (Cost $64,365)		70,315
HONG KONG 1.6%
Common Stocks 1.6%
Foxconn (2)(3)	6,888,000	19,800
Kingboard Chemicals Holdings	4,522,800	24,932
Shangri-La Asia (3)	5,400,000	12,758
Total Hong Kong (Cost $48,045)		57,490

INDIA 10.7%
Common Stocks 10.7%
Bajaj Auto	359,100	20,980
BF Utilities (2)	270,821	16,794
Bharti Airtel (2)	2,644,566	58,775
Container Corporation of India	256,452	14,064
Dish TV India (2)	5,306,877	11,151
DLF Limited (2)	1,287,400	19,655
Financial Technologies	364,402	22,864
GMR Infrastructure (2)	516,161	10,726
Housing Development Finance	865,297	43,062
Icici Bank, ADR (USD)	309,800	13,730
Icici Bank (3)	853,010	19,876
Reliance Industries	526,219	24,741
Sun TV Network	2,482,860	25,914
Suzlon Energy	589,675	18,557
Suzlon Energy, Class A	736,600	23,258
Tata Motors	572,430	9,807
Videocon Industries	1,271,549	11,855
Zee Entertainment Enterprises	2,919,884	23,909
Total India (Cost $274,034)		389,718

KAZAKHSTAN 1.5%
Common Stocks 1.5%
Halyk Savings Bank, GDR, Regulation S Shares (USD)	1,727,000	36,880
Kazakhmys (GBP)	603,300	15,528
Total Kazakhstan (Cost $49,633)		52,408

LEBANON 0.0%
Common Stocks 0.0%
Solidere, GDR (USD) (2)	68,200	1,142
Total Lebanon (Cost $1,435)		1,142

MALAYSIA 1.1%
Common Stocks 1.1%
Airasia (2)	24,014,200	13,584
Bumiputra Commerce	7,843,133	26,533
Total Malaysia (Cost $24,183)		40,117

MEXICO 7.4%
Common Stocks 7.4%
America Movil, ADR (USD)	1,892,420	113,318
Grupo Aeroportuario Del Pacifico, ADR (USD)	391,400	19,030
Grupo Financiero Banorte S.A.B. de C.V.	9,479,500	42,271
Grupo Televisa, ADR (USD)	695,976	17,573
Organizacion Soriana S.A.B. de C.V.	4,420,400	15,264
Urbi Desarrollos Urbanos (2)	6,655,400	28,156
Walmart de Mexico	8,573,700	31,291
Total Mexico (Cost $104,542)		266,903
NIGERIA 0.4%
Common Stocks 0.4%
United Bank for Africa, GDR (USD) (2)	182,700	15,852
Total Nigeria (Cost $13,313)		15,852
OMAN 0.8%
Common Stocks 0.8%
Bank Muscat SAOG, GDR (USD)	1,962,865	27,876
Total Oman (Cost $19,731)		27,876
PERU 0.5%
Common Stocks 0.5%
Southern Copper (USD) (3)	163,500	18,428
Total Peru (Cost $9,745)		18,428
QATAR 0.5%
Common Stocks 0.5%
Commercial Bank of Qatar	516,500	17,583
Total Qatar (Cost $15,381)		17,583
RUSSIA 9.1%
Common Stocks 9.1%
Armada (USD) (2)	17,780	292
CTC Media (USD) (2)	666,800	16,290
Gazprom, ADR (USD)	926,900	39,933
Integra Group Holdings, GDR (USD) (2)	787,500	14,007
Lukoil, ADR (USD) (3)	254,640	20,537
Novatek, GDR (USD) (1)	256,900	13,739
Novatek OAO (USD)	2,294,826	12,507
PIK Group, GDR, Regulation S Shares (USD) (2)(3)	1,239,800	34,814
RBC Information Systems (USD) (2)	1,553,354	13,669
Sberbank (USD)	17,050,000	68,989
Seventh Continent (USD)	773,300	19,874
Sistema Hals, GDR (USD) (2)(3)	1,194,342	14,959
TMK OAO, GDR (USD)	316,900	12,705
TMK OAO (USD) (3)	1,092,600	10,981
X 5 Retail Group NV, GDR (USD) (2)(3)	1,164,827	35,845
Total Russia (Cost $229,858)		329,141

SOUTH AFRICA 5.5%
Common Stocks 5.5%
ABSA Group (3)	616,692	11,848
Aquarius Platinum (GBP)	442,500	13,073
Aveng (3)	3,737,000	28,070
Firstrand	3,006,455	9,685
Impala Platinum	810,090	23,852
Investec (3)	1,203,700	15,022
Massmart Holdings	1,034,800	12,186
Murray & Roberts Holdings	581,023	6,208
Naspers, N Shares	1,486,665	37,052
Standard Bank Group	1,449,600	20,777
Truworths International	3,931,303	19,931
Total South Africa (Cost $129,768)		197,704

SOUTH KOREA 12.1%
Common Stocks 12.1%
Amorepacific	32,869	23,647
Daelim Industrial	110,320	18,899
Daewoo Shipbuilding & Marine	584,530	38,046
Daum Communications (2)	208,632	15,826
Hyundai Development	434,000	36,124
KCC	101,370	46,557
Kookmin Bank	676,364	58,498
LG	549,900	31,168
LG Household & Health Care	218,138	28,956
Lotte Shopping	50,132	19,506
Orion	45,956	15,394
Samsung Card (2)	199,350	14,508
Samsung Electronics	25,109	16,530
Samsung Fire & Marine	143,776	29,452
Shinsegae	34,530	22,516
Woori Finance Holdings	964,840	24,896
Total South Korea (Cost $273,952)		440,523

TAIWAN 10.2%
Common Stocks 10.2%
Advantech	4,707,996	14,878
Cathay Financial	12,788,436	33,215
Delta Electronics	6,291,877	24,767
Far Eastern Textile	14,203,938	16,218
Formosa Plastics	12,924,000	31,792
FoxConn Technology	3,129,500	34,923
Hon Hai Precision	7,825,524	64,535
MediaTek	3,211,110	57,590
Powertech Technology (2)	5,637,000	26,565
Tripod Technology	487,240	2,152
Uni-President Enterprises	27,404,000	29,509
Wistron (2)	3,729,000	7,561
Yuanta Financial Holding (2)	38,340,100	25,069
Total Taiwan (Cost $239,369)		368,774
THAILAND 0.0%
Common Stocks 0.0%
True Corp., Rights, 3/31/08 (2)	187,357	—
Total Thailand (Cost $—)		—
TURKEY 0.6%
Common Stocks 0.6%
Bank Asya (2)	733,231	5,016
BIM Birlesik Magazalar	252,750	17,280
Total Turkey (Cost $16,422)		22,296
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	143,241,867	143,242
Total Short-Term Investments (Cost $143,242)		143,242
SECURITIES LENDING COLLATERAL 11.3%
Money Market Pooled Account 11.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (5)	411,841,766	411,842
Total Securities Lending Collateral (Cost $411,842)		411,842
Total Investments in Securities
112.0% of Net Assets (Cost $2,702,798)		$4,065,643

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$26,079 and represents 0.7% of net assets.
(2)	Non-income producing
(3)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $400,125. See Note 2.
(4)	Affiliated company - see Note 4.
(5)	Seven-day yield
ADR	American Depository Receipts
GDR	Global Depository Receipts
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $400,125,000; aggregate collateral consisted of $411,842,000 in the money market pooled account and U.S. government securities valued at $2,896,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $2,702,798,000. Net unrealized gain aggregated $1,362,850,000 at period-end, of which $1,387,102,000 related to appreciated investments and $24,252,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,325,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $143,242,000 and $66,983,000, respectively.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
AUSTRIA 2.1%
Common Stocks 2.1%
Erste Bank der Oesterreich Sparkasse	185,000	13,968
Total Austria (Cost $12,400)		13,968
BRAZIL 4.7%
Common Stocks 3.4%
B2W Companhia Global Do Varejo	180,000	7,606
Petroleo Brasileiro, ADR (USD)	155,000	8,657
Tam, ADR (USD)	260,000	7,046
		23,309
Preferred Stocks 1.3%
Banco Itau Holdings Financiera	185,000	8,555
		8,555
Total Brazil (Cost $23,991)		31,864
CHINA 3.5%
Common Stocks 3.5%
China Shenhua Energy (HKD) (1)	2,249,000	8,848
Gome Electrical Appliances (HKD) (1)	4,400,000	7,108
Tencent Holdings (HKD) (1)	1,625,000	7,432
Total China (Cost $15,594)		23,388
EGYPT 1.0%
Common Stocks 1.0%
Orascom Telecom	500,000	6,735
Total Egypt (Cost $5,772)		6,735
FINLAND 1.3%
Common Stocks 1.3%
Nokia	300,000	8,600
Total Finland (Cost $6,602)		8,600
FRANCE 7.8%
Common Stocks 7.8%
Accor	80,000	6,943
AXA (1)	175,000	6,823
JC Decaux (1)	215,000	6,734
Pernod-Ricard (1)	20,000	4,201
Schneider Electric (1)	155,000	20,806
Societe Generale (1)	40,000	6,864
Total France (Cost $49,839)		52,371

GERMANY 2.3%
Common Stocks 2.3%
Allianz SE	40,000	8,436
E.ON AG	43,000	6,798
Total Germany (Cost $15,646)		15,234
GREECE 1.5%
Common Stocks 1.5%
National Bank of Greece	170,000	10,058
Total Greece (Cost $7,915)		10,058
INDIA 6.2%
Common Stocks 6.2%
Bajaj Auto	125,000	7,303
Bharti Airtel (2)	900,000	20,002
Financial Technologies	105,000	6,588
GMR Infrastructure (2)	382,000	7,939
Total India (Cost $27,198)		41,832
IRELAND 1.8%
Common Stocks 1.8%
Anglo Irish Bank, Dublin Listing	671,204	12,438
Total Ireland (Cost $12,598)		12,438
ITALY 1.2%
Common Stocks 1.2%
Banco Popolare S.p.A. (1)(2)	340,000	8,415
Total Italy (Cost $9,680)		8,415
JAPAN 2.0%
Common Stocks 2.0%
Jupiter Telecom (1)(2)	4,500	3,403
Mitsubishi Estate	405,000	10,233
Total Japan (Cost $14,327)		13,636
KAZAKHSTAN 0.3%
Common Stocks 0.3%
Kazakhstan Kagazy, GDR (USD) (2)(3)	315,000	1,701
Total Kazakhstan (Cost $1,605)		1,701
MEXICO 5.5%
Common Stocks 5.5%
America Movil, ADR (USD)	405,000	24,251
Grupo Financiero Banorte S.A.B. de C.V.	2,800,000	12,486
Total Mexico (Cost $24,837)		36,737
NETHERLANDS 1.3%
Common Stocks 1.3%
TomTom (1)(2)	140,000	9,061
Total Netherlands (Cost $7,070)		9,061
OMAN 0.5%
Common Stocks 0.5%
Bank Muscat SAOG, GDR (USD)	250,000	3,550
Total Oman (Cost $2,657)		3,550
ROMANIA 0.7%
Common Stocks 0.7%
BRD-Groupe Societe Generale	373,000	4,436
Total Romania (Cost $2,231)		4,436
RUSSIA 1.5%
Common Stocks 1.5%
Gazprom, ADR (USD)	235,000	10,125
Total Russia (Cost $9,216)		10,125
SPAIN 2.0%
Common Stocks 2.0%
Telefonica SA	580,000	13,570
Total Spain (Cost $12,805)		13,570
SWEDEN 1.8%
Common Stocks 1.8%
Atlas Copco, A Shares (1)	620,000	10,688
Modern Times, Series B (1)	19,200	1,182
Total Sweden (Cost $11,451)		11,870
SWITZERLAND 4.1%
Common Stocks 4.1%
Swiss Life Holding	28,000	6,903
UBS	370,000	20,521
Total Switzerland (Cost $26,425)		27,424
TAIWAN 0.6%
Common Stocks 0.6%
Formosa Plastics	1,700,000	4,182
Total Taiwan (Cost $3,044)		4,182
TURKEY 1.0%
Common Stocks 1.0%
Turkiye Garanti Bankasi	1,000,000	6,850
Total Turkey (Cost $6,374)		6,850
UNITED KINGDOM 3.9%
Common Stocks 3.9%
BHP Billiton	350,000	10,346
Rio Tinto	220,000	15,918
Total United Kingdom (Cost $26,507)		26,264
UNITED STATES 39.2%
Common Stocks 39.2%
Aetna	83,000	3,990
Amdocs (2)	185,000	6,695
American International Group	75,000	4,813
American Tower Systems, Class A (2)	740,000	30,828
Bed Bath & Beyond (2)	200,000	6,928
Caterpillar	120,000	9,456
Cephalon (2)	90,000	6,763
CONSOL Energy	210,000	8,746
D. R. Horton	830,000	13,546
Electronic Arts (2)	140,000	6,810
GE	170,000	6,589
Genentech (2)	205,000	15,248
Gilead Sciences (2)	180,000	6,701
Goldman Sachs	50,000	9,417
Google, Class A (2)	27,000	13,770
Health Net (2)	32,300	1,600
Hovnanian Enterprises (2)	335,000	4,435
Juniper Networks (2)	600,000	17,976
Marvell Technology Group (2)	545,000	9,810
Monster Worldwide (2)	240,000	9,334
Murphy Oil	145,000	8,996
Peabody Energy	170,000	7,184
Red Hat (2)	165,000	3,435
Schlumberger	130,000	12,314
Smith International	195,000	11,975
Southwest Airlines	520,000	8,143
Tyco International (2)	140,000	6,621
UTi Worldwide	200,000	5,026
XM Satellite Radio Holdings, Class A (2)	600,000	6,870
Total United States (Cost $244,835)		264,019
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	10,842,320	10,842
Total Short-Term Investments (Cost $10,842)		10,842
SECURITIES LENDING COLLATERAL 7.9%
Money Market Pooled Account 7.9%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (5)	52,970,707	52,971
Total Securities Lending Collateral (Cost $52,971)		52,971
Total Investments in Securities
107.3% of Net Assets (Cost $644,432)		$722,141

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $51,132. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,701 and represents 0.3% of net assets.
(4)	Affiliated company - see Note 4.
(5)	Seven-day yield
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $51,132,000; aggregate collateral consisted of $52,971,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $644,432,000. Net unrealized gain aggregated $77,713,000 at period-end, of which $98,991,000 related to appreciated investments and $21,278,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $404,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $10,842,000 and $3,629,000, respectively.

T. ROWE PRICE EMERGING EUROPE & MEDITERRANEAN FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse	260,530	19,671
Total Austria (Cost $14,615)		19,671

EGYPT 13.3%
Common Stocks 13.3%
EFG Hermes	4,704,813	37,814
El Sewedy Cables (1)	1,994,400	27,688
MobiNil-Egyptian	177,931	5,812
National Societe General	3,582,460	26,052
Orascom Construction	1,276,453	90,803
Orascom Telecom	2,671,770	35,989
Total Egypt (Cost $110,102)		224,158

GEORGIA 1.5%
Common Stocks 1.5%
Bank of Georgia, GDR (USD) (1)	634,943	25,771
Total Georgia (Cost $12,539)		25,771

KAZAKHSTAN 8.7%
Common Stocks 8.7%
ATF Bank, GDR (EUR) (1)	175,000	19,916
Chagla Group, GDR (USD) (1)	781,075	7,342
Halyk Savings Bank, GDR, Regulation S Shares (USD) (2)	3,185,265	68,022
Kazakhmys (GBP)	1,337,800	34,432
Kazakhstan Kagazy, GDR (USD) (1)(3)	3,273,950	17,679
Total Kazakhstan (Cost $140,223)		147,391
LEBANON 0.3%
Common Stocks 0.3%
Solidere, GDR (USD) (1)	273,511	4,581
Total Lebanon (Cost $5,941)		4,581
OMAN 6.5%
Common Stocks 6.5%
Bank Muscat SAOG	1,720,017	6,246
Bank Muscat SAOG, GDR (USD)	4,514,653	64,116
National Bank of Oman	1,526,828	24,075
Oman Cement	450,900	7,052
Raysut Cement	2,410,600	9,005
Total Oman (Cost $78,938)		110,494
QATAR 1.1%
Common Stocks 1.1%
Commercial Bank of Qatar	538,531	18,333
Total Qatar (Cost $12,641)		18,333
ROMANIA 1.6%
Common Stocks 1.6%
BRD-Groupe Societe Generale	2,290,000	27,233
Total Romania (Cost $14,990)		27,233
RUSSIA 60.1%
Common Stocks 57.3%
Baltika Brewery (USD)	162,700	7,745
Bank Vozrozhdeniye (USD)	253,000	15,496
Bank Vozrozhdeniye, ADR (EUR)	15,000	905
CTC Media (USD) (1)(2)	1,567,000	38,282
Gazprom, ADR (USD) (2)	1,572,199	67,735
Integra Group Holdings, GDR (USD) (1)	1,811,900	32,228
Lebedyansky (USD)	168,669	15,602
Lukoil, ADR (USD) (2)	954,200	76,956
Magnitogorsk Iron & Steel Works, GDR (USD) (1)	1,725,000	24,892
MMC Norilsk Nickel (USD)	294,100	65,405
Novatek, GDR (USD) (3)	740,030	39,578
Novatek OAO (USD)	3,811,000	20,770
Nutrinvestholding (USD) (1)	270,000	14,121
Open Investments (USD) (1)	97,112	28,939
Pharmstandard, GDR (USD) (1)(3)	410,400	6,932
Pharmstandard, GDR, Regulation S Shares (USD) (1)	554,400	9,414
PIK Group, GDR, Regulation S Shares (USD) (1)(2)	1,901,100	53,383
Rambler Media (USD) (1)	681,046	31,312
RBC Information Systems (USD) (1)(4)	5,978,452	52,610
RGI International (USD) (1)	3,579,400	34,949
Sberbank (USD)	41,350,000	167,314
Seventh Continent (USD)	1,029,709	26,464
Sistema Hals, GDR (USD) (1)(2)	2,935,123	36,762
TMK OAO (USD)	2,222,400	22,335
TMK OAO, GDR (USD) (2)	692,200	27,752
X 5 Retail Group NV, GDR (USD) (1)(2)	1,625,460	50,019
		967,900
Preferred Stocks 2.8%
URSA Bank (USD) (4)	20,424,700	46,977
		46,977

Total Russia (Cost $664,106)		1,014,877

TURKEY 4.0%
Common Stocks 4.0%
Bank Asya (1)	870,562	5,955
BIM Birlesik Magazalar	531,579	36,343
Turkcell Iletisim Hizmet	3,610,500	25,642
Total Turkey (Cost $44,251)		67,940
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	1,000	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 6.0%
Money Market Pooled Account 6.0%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (5)	101,867,476	101,867
Total Securities Lending Collateral (Cost $101,867)		101,867
Total Investments in Securities
104.3% of Net Assets (Cost $1,200,214)		$1,762,317

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $99,987. See Note 2.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$64,189 and represents 3.8% of net assets.
(4)	Affiliated companies
(5)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	7/31/07	10/31/06
RBC Information
Systems	$-	$-	$-	$52,610	$ 63,969
URSA Bank	44,538	-	567	46,977	-
Veropharm	-	18,007	-	-	17,339
T. Rowe Price Reserve
Investment Fund, 5.37%	¤	¤	1,030	1	71,868
Totals			$1,597	$99,588	$ 153,176

‡	Includes dividend income of $1,597 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $99,987,000; aggregate collateral consisted of $101,867,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $1,200,214,000. Net unrealized gain aggregated $562,158,000 at period-end, of which $572,137,000 related to appreciated investments and $9,979,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended July 31, 2007, total realized loss on all affiliated companies was $889,000.

T. ROWE PRICE OVERSEAS STOCK FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 8.3%
Common Stocks 8.3%
Australia & New Zealand Banking	486,503	11,736
Babcock & Brown	291,251	7,006
Boart Longyear (1)	1,274,564	2,529
Boral	424,186	2,803
Centro Shopping America, REIT	3,057,930	3,026
CSL Limited	114,260	8,629
Goodman Fielder	1,177,752	2,548
Harvey Norman Holdings	1,130,529	5,107
Lion Nathan	338,996	2,440
Macquarie Bank	108,300	7,589
Mirvac Group	600,466	2,615
Pacific Brands	961,688	2,943
QBE Insurance	261,261	6,694
Rio Tinto	182,746	14,449
Suncorp-Metway	388,358	6,444
Telstra	1,020,165	4,006
Total Australia (Cost $87,148)		90,564

BELGIUM 1.0%
Common Stocks 1.0%
Fortis	124,829	4,977
KBC	43,243	5,637
Total Belgium (Cost $11,052)		10,614

BRAZIL 0.3%
Common Stocks 0.3%
Gol Linhas Aereas Intel, ADR (USD)	116,500	2,903
Total Brazil (Cost $3,430)		2,903
CHILE 0.2%
Common Stocks 0.2%
Cia Cervecerias Unidas, ADR (USD)	59,518	2,211
Total Chile (Cost $1,962)		2,211
CHINA 1.2%
Common Stocks 1.2%
China Overseas Land & Investment (HKD)	3,798,000	8,019
China Petroleum and Chemical (HKD)	4,660,000	4,883
Total China (Cost $9,278)		12,902
DENMARK 0.7%
Common Stocks 0.7%
Danske Bank	171,800	7,244
Total Denmark (Cost $7,735)		7,244
FINLAND 2.3%
Common Stocks 2.3%
Cargotec	120,294	6,274
Nokia	530,763	15,215
Sanomawsoy	132,174	4,257
Total Finland (Cost $24,371)		25,746
FRANCE 11.1%
Common Stocks 11.1%
Accor	87,080	7,558
AXA	388,640	15,154
BNP Paribas	105,105	11,574
Bouygues	124,091	9,929
L'Oreal	63,494	7,274
Neopost	22,413	3,273
Pernod-Ricard	56,283	11,821
PPR	30,000	5,275
Publicis	118,813	5,132
Sanofi-Aventis	159,418	13,355
Societe Generale	51,885	8,904
Technip	69,481	5,659
Total	215,818	17,107
Total France (Cost $124,126)		122,015
GERMANY 8.0%
Common Stocks 7.4%
Adidas	85,237	5,201
Allianz SE	31,683	6,682
BASF	61,280	7,897
Bayerische Motoren Werke	167,755	10,388
Celesio	90,039	5,408
Deutsche Euroshop	49,953	3,412
E.ON AG	145,865	23,060
Hypo Real Estate Holding	88,638	5,426
Siemens	35,300	4,445
ThyssenKrupp	108,004	5,973
Wacker Chemie	13,144	3,211
		81,103
Preferred Stocks 0.6%
Fresenius SE	89,367	7,116
		7,116
Total Germany (Cost $86,087)		88,219
HONG KONG 1.7%
Common Stocks 1.7%
Esprit Holdings	327,000	4,429
Hong Kong & China Gas	2,677,000	6,197
Hutchison Whampoa	342,000	3,644
Public Financial Holdings	1,408,000	1,036
Television Broadcasts	418,000	2,849
Total Hong Kong (Cost $17,022)		18,155

IRELAND 1.9%
Common Stocks 1.9%
Allied Irish Banks	333,125	8,736
Bank of Ireland	234,128	4,480
DCC	267,488	7,923
Total Ireland (Cost $24,124)		21,139

ITALY 5.0%
Common Stocks 5.0%
AEM S.p.A.	1,005,542	3,329
Banco Popolare S.p.A. (1)	205,995	5,098
Benetton Group	274,100	4,578
Eni S.p.A.	249,267	8,731
Finmeccanica S.p.A.	186,337	5,602
Intesa Sanpaolo	1,276,292	9,624
Milano Assicurazioni	360,930	2,786
Piaggio & C S.p.A.	520,404	2,374
Saipem	252,731	9,071
Unipol	1,031,512	3,458
Total Italy (Cost $55,492)		54,651
JAPAN 18.9%
Common Stocks 18.9%
Aisin Seiki	98,100	3,863
All Nippon Airways	650,000	2,448
Alpine Electronics	86,200	1,324
Aoyama Trading	33,500	960
Asahi Kasei	366,000	2,600
Atrium	111,100	3,368
Canon	173,000	9,139
Eisai	73,500	3,083
Fanuc	53,800	5,809
Goldcrest Company	51,690	2,513
Hamamatsu Photonics	162,700	5,120
Honda	171,300	6,156
HOYA	58,500	1,852
JS Group	104,000	1,970
KDDI	965	6,383
Kobayashi Pharmaceutical	47,800	1,646
Koito Manufacturing	254,000	2,946
Mitsubishi Electric	487,000	5,189
Mitsubishi Gas Chemical	496,000	4,305
Mitsubishi UFJ Financial	464	4,925
Mitsui	368,000	8,686
Nichias	287,000	2,881
Nikon	252,000	8,037
Nippon Mining	300,500	3,008
Nippon Steel	1,042,000	7,826
Nippon Yusen	441,000	4,412
Ns Solutions	75,100	2,103
NSK	387,000	3,691
Osaka Gas	1,639,000	5,607
Seven & I	144,500	4,040
Sony	174,400	9,174
Star Micronics	158,800	4,630
Sumitomo	293,600	5,649
Sumitomo Trust and Banking Company	1,508,000	12,717
T&D Holdings	84,100	5,471
Takara Holdings	428,000	2,626
Takeda Chemical Industries	83,600	5,427
Terumo	83,500	3,537
The Bank of Yokohama	851,000	5,898
Tokyo Electron	70,600	5,063
Tosoh	503,000	2,980
Toyota Motor	231,400	13,921
Wacom	799	1,520
Yusen Air & Sea Service	97,800	2,122
Total Japan (Cost $206,689)		206,625

MEXICO 1.2%
Common Stocks 1.2%
America Movil, ADR, Series L (USD)	102,900	6,162
CEMEX, Equity Units	665,400	2,154
Grupo Financiero Banorte S A B de C V	1,001,300	4,465
Total Mexico (Cost $12,263)		12,781

NETHERLANDS 1.6%
Common Stocks 1.6%
ASML (1)	315,830	9,287
Ordina	174,411	3,653
TomTom (1)	64,877	4,199
Total Netherlands (Cost $15,030)		17,139
NORWAY 1.8%
Common Stocks 1.8%
Orkla	471,300	8,979
Telenor ASA	371,400	6,803
TGS Nopec Geophysical (1)	201,400	3,920
Total Norway (Cost $18,712)		19,702

SINGAPORE 2.1%
Common Stocks 2.1%
Cycle & Carriage	203,000	2,144
DBS Group	580,000	8,711
Sembcorp	1,996,000	7,472
Starhub	2,002,410	3,626
Venture	168,000	1,670
Total Singapore (Cost $23,011)		23,623

SOUTH KOREA 0.2%
Common Stocks 0.2%
Lotte Shopping, GDR (USD) (2)	99,543	1,941
Total South Korea (Cost $1,941)		1,941

SPAIN 3.5%
Common Stocks 3.5%
Acciona	47,202	12,346
Banco Santander Central Hispano	295,347	5,566
Groupo Prisa	234,079	5,133
Telefonica SA	675,970	15,816
Total Spain (Cost $35,966)		38,861
SWEDEN 4.9%
Common Stocks 4.9%
Atlas Copco, Series A	310,200	5,348
Atlas Copco, Series B	100,100	1,611
Elekta	246,549	4,092
NORDEA	536,441	8,649
SSAB Svenskt Stal, Rights, 8/23/07 (1)	518,349	1,785
SSAB Svenskt Stal, Series A	417,149	14,964
Svenska Handelsbanken, Class A	218,240	6,264
Swedbank	126,301	4,641
Volvo, B Shares	357,090	6,518
Total Sweden (Cost $50,897)		53,872

SWITZERLAND 6.1%
Common Stocks 6.1%
Holcim	61,297	6,502
Nestle	57,737	22,052
Novartis, Regulation D Shares	287,742	15,540
Panalpina Welttransport Holding	30,943	6,027
Swiss Life Holding	23,379	5,763
UBS	205,056	11,373
Total Switzerland (Cost $69,047)		67,257

TAIWAN 0.2%
Common Stocks 0.2%
Acer	984,000	2,168
Total Taiwan (Cost $1,885)		2,168

UNITED KINGDOM 16.7%
Common Stocks 16.7%
Aegis Group	1,522,151	3,874
Arriva	193,680	3,088
Associated British Foods	373,311	6,382
Aviva	542,463	7,535
BBA Aviation	513,243	2,518
BP, ADR (USD)	247,212	17,156
Bradford Bingley	411,314	3,448
British Airways (1)	296,723	2,389
Close Brothers Group	152,940	2,482
DSG International	842,080	2,656
GKN	527,848	4,088
GlaxoSmithKline, ADR (USD)	201,688	10,302
HBOS	304,977	5,990
Informa	260,854	2,800
Logica	753,090	2,342
Persimmon	170,857	4,015
Rolls-Royce (1)	490,220	5,025
Royal Bank of Scotland	1,703,052	20,428
Royal Dutch Shell, ADR, Class B (USD)	270,552	21,449
Standard Chartered	241,789	7,937
Tesco	1,684,449	13,866
Tomkins	549,410	2,625
Unilever	169,336	5,284
United Utilities	573,697	7,776
Vodafone, ADR (USD)	479,357	14,548
WPP Group	201,419	2,893
Total United Kingdom (Cost $188,966)		182,896

SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	24,492,809	24,493
Total Short-Term Investments (Cost $24,493)		24,493
Total Investments in Securities
101.1% of Net Assets (Cost $1,100,727)		$1,107,721

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,941 and represents 0.2% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Overseas Stock Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $1,100,727,000. Net unrealized gain aggregated $7,027,000 at period-end, of which $47,621,000 related to appreciated investments and $40,594,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the period ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $576,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007 was $24,493,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 17, 2007